Short-term Investments (Detail) BRL in Thousands, € in Millions	Dec. 31, 2015 BRL	Dec. 31, 2014 BRL	Jun. 30, 2014 EUR (€)
Short-term Investments [Abstract]
Time deposits	BRL 1,700,386
Private securities	125,966	BRL 111,285
Government securities	101,334	171,415
Total	1,927,686	282,700
Current	1,801,720	171,415	€ 897
Non-current	BRL 125,966	BRL 111,285